Finance Income And Costs	12 Months Ended
Dec. 31, 2019
Disclosure Of Finance Income And Costs [Abstract]
Finance Income and Costs

17. Finance income and costs

Details of finance income and costs for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Finance income
Interest income	~~W~~	1,626	~~W~~	819	~~W~~	554
Unrealized foreign currency gain		119		81		288
Gain on foreign currency transaction		2,442		1,173		1,033
Total	~~W~~	4,187	~~W~~	2,073	~~W~~	1,875
Finance costs
Unrealized foreign currency loss	~~W~~	267	~~W~~	99	~~W~~	671
Loss on foreign currency transaction		1,050		891		768
Others		277		12		13
Total	~~W~~	1,594	~~W~~	1,002	~~W~~	1,452